Investments	12 Months Ended
Mar. 31, 2022
Investments, Debt and Equity Securities [Abstract]
Investments
10 INVESTMENTS
The Company’s long-term investments consist of the following:

	As of March 31,
	2021	2022
	RMB	RMB
Available-for-sale debt securities
iSNOB Holdings Limited (“iSNOB”)	22,595	21,918
Hangzhou Ruisha Technology Co., Ltd. (“Ruisha Technology”)	19,065	—
Huzan Inc. (“Huzan”)	1,686	—
Xuanwei Limited (“Xuanwei”)	—	—
Shanghai Kuailaimai Information and Technology Co., Ltd. (“Kuailaimai”)	—	—
Poppy Mobile Inc. (“Poppy”)	—	15,871
Others	8,000	7,084

	51,346	44,873

Equity method investments
Jiaxing Neixiangyoupan Equity investment Fund Partnership (limited partnership) (“Neixiangyoupan”)	11,522	25,842
Others	3,514	1,405

	15,036	27,247

Total	66,382	72,120

Available-for-sale
debt securities
The following table summarizes, by major security type, the Company’s available-for-sale
debt securities as of March 31, 2021 and 2022:

	As of March 31,
	2021	2022
	RMB	RMB
Cost	25,571	28,601
Unrealized gains, including foreign exchange adjustment	25,775	16,272

Fair Value	51,346	44,873

Kuailaimai
In April 2015, the Group purchased 25% shareholding of Kuailaimai with a cash consideration of RMB7,500. According to the investment agreement, the Company has the option to request Kuailaimai to redeem the Company’s investments at the Company’s investment cost plus the interest if Kuailaimai fails to consummate a qualified IPO within a pre-agreed
period of time from the date of the Company’s investment, the redeemable shares of Kuailaimai purchased by the Group are therefore considered not in substance common stock and is classified as an available-for-sale
debt investment and is measured at its fair value with the changes in fair value booked in other comprehensive income. As of March 31, 2019, the Group remeasured the investment in Kuailaimai at fair values of RMB14,259, which were determined by management with the assistance of an independent appraisal.
In June 2019, Kuailaimai decided to terminate its operation and has remained dormant thereafter. In connection with the business winding-up
of Kuailaimai, the Company assessed the recoverability of its investment and as a result of its assessment, the Company wrote down the carrying value of its investment of RMB14,259 to zero by recognizing a loss of RMB7,500 in “Losses from investment, net”, together with the unrealized security holding gains of RMB6,759 being reclassified to the profit or loss.

iSNOB
Upon the closing of the latest financing of iSNOB in May 2018, the Company held 18,000,000 convertible and redeemable preferred shares of iSNOB, and the equity interest of the Company was 14.5%. According to the investment agreement, the Company has the option to request iSNOB to redeem the Company’s investments at the Company’s investment cost plus the interest if iSNOB fails to consummate a qualified IPO within a pre-agreed
period of time from the date of the Company’s investment. Therefore, the convertible and redeemable preferred shares that the Company subscribed from iSNOB are not in substance common stocks and are classified as an available-for-sale
debt investment and is measured at its fair value with the changes in fair value booked in other comprehensive income.
As of March 31, 2020, the Company remeasured the investment at a fair value of RMB76,841, which w as
determined by management with the assistance of an independent appraisal. For the year ended March 31, 2020, the unrealized securities holding gain net of tax of RMB36,459 was reported in other comprehensive income. For the year ended March 31, 2020, foreign currency translation gains of RMB2,004 w ere
reported as foreign currency translation adjustments in other comprehensive income.
In October 2020, the Company entered into a share repurchase agreement with iSNOB, pursuant to which, iSNOB repurchased 73.4% of the Company’s investment at a total price of approximately US$16,000 (equivalent to RMB104,399
)
. After this transaction, the Company still held 4,785,714 convertible and redeemable preferred shares of iSNOB, accounting for 3.35% of the total equity interests of iSNOB on a fully diluted basis. The Company recognized a “Gain from investments, net” of RMB91,184 at the excess of the total cash consideration over the cost base of the preferred shares sold of RMB13,215 in the Consolidated Statements of Operations and Comprehensive loss. The gain also included the recycled accumulated unrealized gains of RMB46,029 for the preferred shares sold that were previously recorded in other comprehensive income in equity.
As of March 31, 2021, the Company remeasured its remaining investment in iSNOB at a fair value of RMB22,595, which was determined by management with the assistance of an independent appraiser. For the year ended March 31, 2021, the unrealized securities holding gain net of tax of RMB8,714 was reported in other comprehensive income. For the year ended March 31, 2021, foreign currency translation loss of RMB3,717 was reported as foreign currency translation adjustments in other comprehensive income.
As of March 31, 2022, the Company remeasured its remaining investment in iSNOB and believed that there was no fair value change of iSNOB during the year ended March 31, 2022. For the year ended March 31, 2022, foreign currency translation loss of RMB677 was reported as foreign currency translation adjustments in other comprehensive income.
Ruisha Technology
In July 2019, the Group purchased 18.1% shareholding of Ruisha Technology with a cash consideration of RMB7,000 and an intangible asset with a fair value of RMB50. According to the investment agreement, the Group has the option to request Ruisha Technology to redeem the Group’s investments at the Group’s investment cost plus the interest until the occurrence of a redemption event, which is outside the control of Ruisha. The redeemable shares of Ruisha Technology held by the Group are therefore considered not in substance common stock and classified as an available-for-sale
debt investment and is measured at its fair value with the changes in fair value booked in other comprehensive income. As of March 31, 2021, the Group remeasured the investment at a fair value of RMB19,065, which were determined by management with the assistance of an independent appraisal. For the years ended March 31, 2021, the unrealized securities holding gain, net of tax of RMB9,726 was reported in other comprehensive income. As disclosed in Note 3, the Company derecognized its investment in Ruisha Technology and recycled the unrealized gain of RMB11,106 previously recognized in other comprehensive income into “Gain from investments, net” upon the consummation of the acquisition of Ruisha Technology in July 2021.

Huzan
As of March 31, 2020, the Company classified its equity interest in Huzan as an available-for-sale
debt investment which is measured at its fair value with the changes in fair value booked in other comprehensive income as the redeemable shares of Huzan held by the Company are considered not in substance common stock. With the assistance of an independent appraiser, the Company remeasured the investment in Huzan at a fair value of RMB10,996. For the year ended March 31, 2020, the unrealized securities holding loss net of tax of RMB9,862 and foreign currency translation gain of RMB1,036 were reported in other comprehensive income.
As of March 31, 2021, with the assistance of an independent appraiser, the Company remeasured the investment in Huzan at a fair value of RMB1,686. The fair value below the Company’s investment cost was primarily due to its weaker-than-expected business performance, which was considered as other-than-temporary. Therefore, for the fair value decrease of RMB9,310, the Company reversed the unrealized gain of RMB5,145 previously recognized in other comprehensive income and recognized an impairment of RMB4,055 in gain/(loss) from investments, net.
In March 2022, Huzan decided to terminate its operation and was under liquidation thereafter. In connection with the business winding-up of Huzan, the Company assessed the recoverability of its investment and as a result of its assessment, the Company wrote down the carrying value of its investment of RMB1,686 to nil and recognized a loss of RMB1,635 in “Losses from investment, net”. For the year ended March 31, 2022, foreign currency translation loss of RMB51 was reported as foreign currency translation adjustments in other comprehensive income.
Xuanwei
In March 2020, the Company purchased a

5% shareholding
in
Xuanwei with a cash consideration of US$500 (equivalent to RMB3,525
)
.
According to the investment agreement, the Company has the option to request Xuanwei to redeem the Company’s investments at the Company’s investment cost plus the interest if Xuanwei fails to consummate a qualified IPO within a pre-agreed
period of time from the date of the Company’s investment. Therefore, the redeemable shares of Xuanwei held by the Company are considered not in substance common stock and classified as an available-for-sale
debt investment and measured at fair value with the changes in fair value booked in other comprehensive income.
In March 2021, the Company disposed
of
all the equity interest it held in Xuanwei to Tencent Group, the Company’s shareholder, at a total cash consideration of US$900 (equivalent to RMB5,914
)
. The transaction price was the same as the price at which Tencent purchased from other non-related
shareholders that hold the same class shares in the investee. Therefore, the Company recognized a “Gain from investments, net” of RMB2,389 in the Consolidated Statements of Operations and Comprehensive loss.
Poppy
In September 2021, the Company purchased
 a
10% equity interest
in
Poppy with a cash consideration of US$2,500 (equivalent to RMB16,215
)
.
The Company has the option to request Poppy to redeem the Company’s investments at the Company’s investment cost plus interest if Poppy fails to consummate a qualified IPO within a pre-agreed period of time from the date of the Company’s investment. Therefore, redeemable shares of Poppy held by the Company are considered not in substance common stock and classified as an available-for-sale debt investment which is measured at its fair value with the changes in fair value booked in other comprehensive income. As of March 31, 2022, the Company remeasured its investment in Poppy and believed that there wa
s no fair value change of Poppy during the year ended March 31, 2022. For the year ended March 31, 2022, foreign currency translation loss of RMB344 was reported as foreign currency translation adjustments in other comprehensive income.
Equity method investments
Investment in JM Weshop
In January 2018, JM Weshop, formerly known as JD Homexpress (Cayman) Inc., and Flying Get Limited (“Flying”), both are unrelated with the Company, and the Company entered into a share purchase agreement (the “SPA”) and a business cooperation agreement (the “BCA”). After the SPA and BCA were entered into by the three parties, JM Weshop, incorporated in Cayman, is expected to start to operate an
e-commence
platform mainly providing services for
on-line
shops from merchants through a social networking application. According to the BCA, the Company was responsible for selecting and teaming an operational labour workforce including but not limited to management level, product and technology staff, operational staff and administrative staff to JM Weshop before the closing date. On March 1, 2018, the closing date of the transaction, the Company completed the process and contributed an organized workforce team to JM Weshop, in exchange of 40,000,000 ordinary shares of JM Weshop, representing 40% shareholding of JM Weshop on a fully diluted basis. The Company is entitled to one out of three board seats at JM Weshop. Flying contributed and accounted for 60% shareholding of JM Weshop on a fully diluted basis and has the remaining two board seats, accordingly.

In accordance with the SPA, the Company may transfer 10,000,000 ordinary shares of JM Weshop held by the Company (“ESOP Shares”) to grantees who are the employees of JM Weshop. The Company is entitled to all the rights attaching to the ESOP Shares, including dividend rights, liquidation rights and voting rights, until the ESOP Shares are transferred to grantees upon exercise of their stock options.
In July 2019, the Company signed surrender letter to surrender all the ESOP Shares held by the Company to JM Weshop for nil consideration. Upon the completion of the surrender, the equity interest of JM Weshop held by the Company decreased by 7% to 33%, on which the Company continued to account for under equity method. The Company recognized a loss of RMB25,132 in “Loss from investments, net” based on the Company’s decrease in ownership interest in JM Weshop’s net asset plus the proportionate share of the unamortized balance of any basis differences.
In November 2019, the Company was notified by Flying that it had decided to terminate the business of JM Weshop due to the change of its business and investment strategy. As of December 3, 2019, the business of JM Weshop was ceased with all staff dismissed. Therefore, the Company provided full impairment of RMB33,918 against its remaining balance of investment in JM Weshop as of December 31, 2019.
Before the termination of JM Weshop’s business, the Company was able to exercise significant influence over JM Weshop and the investment is in the form of ordinary shares of the investee, the Company therefore applied equity method accounting for JM Weshop investment starting from March 2018, and shared the results of JM Weshop accordingly. The carrying amount for the investment in JM Weshop as of March 31, 2020 were as follows:

As of March 31,
2020
RMB
Investment cost	158,777
Foreign currency translation	14,786
Surrender 10% of ordinary shares held	(25,132)

Total investment cost	148,431

Value booked under equity method
Share of cumulative loss	(113,182)
Share of other comprehensive loss	(1,331)

Total booked value under equity method	(114,513)

Impairment	(33,918)

Net book value	—

For the year ended March 31, 2020, the Company recognized reversal of share based compensation expenses of RMB934 and RMB1,390 in the investment cost and share of results of equity investee, respectively, in connection with the actual forfeitures of stock options granted by the Company to JM Weshop employees that were transferred from the Company.
For the year ended March 31, 2020, the Company recognized RMB114,104 of share of loss and RMB145 of share of other comprehensive loss of JM Weshop.
Investment in Neixiangyoupan
In December 2019, the Group entered into a partnership agreement with Neixiangyoupan to subscribe for the shares of Neixiangyoupan as a Limited Partner (“LP”) and made the first capital injection in May 2020. As of March 31, 2021 and 2022, RMB12,000 and RMB24,750 have been injected by the Group, representing an approximately 14.8% of its equity interests. The investments are accounted for under the equity method as the Group has the ability to exercise significant influence over Neixiangyoupan as an LP. For the year ended March 31, 2021 and 2022, the Group recognized RMB478 of share of loss and RMB1,570 share of gain of Neixiangyoupan, respectively.

The equity method investments were not considered individually material to meet threshold under Rule
4-08(g)
of Regulation
S-X.